Related party transactions - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 117	€ 50	€ 50
Amounts affecting cost of sales	(3,805)	(3,056)	(2,555)
Amounts affecting operating expenses	19	9	8
Total net amount affecting the consolidated income statement	(3,669)	(2,997)	€ (2,497)
Amounts due from TCCC	130	135
Amounts payable to TCCC	€ 442	€ 189